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JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

October 3, 2018

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust
Securities Act File No. 333-170122
Investment Company Act File No. 811-22487

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statements of additional information contained in Post-Effective Amendment No. 430 to the Registrant’s Registration Statement on Form N-1A, filed on September 25, 2018, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, with the exception of the statement of additional information regarding Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI United Kingdom Hedged Equity ETF, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, Xtrackers Germany Equity ETF, Xtrackers Eurozone Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF (the “Equity ETFs”), and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 25, 2018, accession number 0001193125-18-282568. The statement of additional information for the Equity ETFs will be filed pursuant to Rule 497(c) under the Securities Act.

If you have any questions, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz